July 23, 2010

EDGAR

United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Form N-CSR
John Hancock Bond Trust (the “Registrant”) on behalf of:
John Hancock Government Income Fund
John Hancock High Yield Fund
John Hancock Investment Grade Bond Fund

File Nos. 2-66906; 811-3006

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant’s Form N-CSR filing for the period ending May 31, 2010.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 663-4490.

Sincerely,

/s/ Michael J. Leary
Michael J. Leary
Treasurer